Schedule of Exploration And Evaluation Assets (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Exploration And Evaluation Assets
Balance at the beginning of year	$ 417,123	$ 733,337	$ 733,337
Qualified expenditures paid by GoldMining		(316,214)
Settlement of Funding Commitment	(417,123)
Total		$ 417,123	$ 733,337